T. ROWE PRICE Value Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.5%
COMMUNICATION SERVICES 1.4%
Media 0.4%
Comcast, Class A  2,774,100 120,257
120,257
Wireless Telecommunication Services 1.0%
T-Mobile U.S.  1,830,359 298,751
298,751
Total Communication Services 419,008
CONSUMER DISCRETIONARY 5.5%
Diversified Consumer Services 0.3%
Service Corp International  1,335,827 99,132
99,132
Hotels, Restaurants & Leisure 2.2%
Booking Holdings  90,223 327,318
Hilton Worldwide Holdings  469,466 100,142
McDonald's  536,822 151,357
Norwegian Cruise Line Holdings (1)(2) 4,349,114 91,027
669,844
Specialty Retail 2.5%
AutoZone (2) 56,038 176,612
Home Depot  762,703 292,573
Tractor Supply  478,639 125,269
Ulta Beauty (2) 297,842 155,736
750,190
Textiles, Apparel & Luxury Goods 0.5%
Cie Financiere Richemont, Class A (CHF)  914,211 139,180
139,180
Total Consumer Discretionary 1,658,346
CONSUMER STAPLES 8.7%
Beverages 1.5%
Coca-Cola  5,972,197 365,379
Keurig Dr Pepper  2,463,900 75,568
440,947
Consumer Staples Distribution & Retail 1.3%
Dollar Tree (2) 140,800 18,748
Walmart  6,495,867 390,856
409,604

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Food Products 1.1%
Mondelez International, Class A  4,692,070 328,445
328,445
Household Products 2.5%
Colgate-Palmolive  3,806,538 342,779
Procter & Gamble  2,640,556 428,430
771,209
Personal Care Products 2.3%
Kenvue  32,786,084 703,589
703,589
Total Consumer Staples 2,653,794
ENERGY 10.5%
Energy Equipment & Services 3.1%
Halliburton  14,060,743 554,274
Schlumberger  6,808,171 373,156
927,430
Oil, Gas & Consumable Fuels 7.4%
Chevron  709,873 111,975
ConocoPhillips  4,517,945 575,044
Diamondback Energy  811,980 160,910
EQT  8,917,316 330,565
Exxon Mobil  2,942,072 341,987
Kinder Morgan  5,134,471 94,166
Phillips 66  589,445 96,280
Pioneer Natural Resources  240,912 63,239
Range Resources (1) 10,706,907 368,639
Williams  2,435,543 94,913
2,237,718
Total Energy 3,165,148
FINANCIALS 22.6%
Banks 7.3%
Bank of America  14,223,739 539,364
Citigroup  4,883,826 308,853
East West Bancorp  837,065 66,220
JPMorgan Chase  4,760,711 953,571
PNC Financial Services Group  629,985 101,806
Wells Fargo  4,293,669 248,861
2,218,675
Capital Markets 2.4%
Charles Schwab  4,118,144 297,907
CME Group  814,266 175,303

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Goldman Sachs Group  587,812 245,523
718,733
Consumer Finance 1.4%
American Express  1,856,127 422,622
422,622
Financial Services 7.3%
Berkshire Hathaway, Class B (2) 2,518,745 1,059,183
Corebridge Financial  3,675,147 105,587
Corpay (2) 411,862 127,076
Fiserv (2) 4,698,010 750,836
Visa, Class A  650,443 181,525
2,224,207
Insurance 4.2%
Allstate  1,704,480 294,892
Chubb  449,344 116,438
Hartford Financial Services Group  545,393 56,203
MetLife  4,982,663 369,265
Progressive  726,294 150,212
Travelers  1,280,072 294,596
1,281,606
Total Financials 6,865,843
HEALTH CARE 15.9%
Health Care Equipment & Supplies 1.6%
GE HealthCare Technologies  2,521,173 229,200
Hologic (2) 1,309,307 102,073
Medtronic  1,856,864 161,826
493,099
Health Care Providers & Services 7.8%
Cencora  1,973,913 479,641
Cigna Group  658,812 239,274
Elevance Health  1,586,756 822,797
HCA Healthcare  691,747 230,718
Tenet Healthcare (2) 2,045,131 214,964
UnitedHealth Group  753,164 372,590
2,359,984
Life Sciences Tools & Services 1.9%
Agilent Technologies  200,427 29,164
Danaher  924,216 230,795
Thermo Fisher Scientific  521,437 303,065
563,024
Pharmaceuticals 4.6%
AstraZeneca, ADR  5,543,912 375,600

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Bristol-Myers Squibb  681,259 36,945
Johnson & Johnson  3,568,427 564,489
Merck  3,114,638 410,977
1,388,011
Total Health Care 4,804,118
INDUSTRIALS & BUSINESS SERVICES 13.8%
Aerospace & Defense 1.7%
General Dynamics  952,791 269,154
L3Harris Technologies  1,186,811 252,909
522,063
Commercial Services & Supplies 0.1%
Veralto  291,715 25,864
25,864
Electrical Equipment 1.8%
AMETEK  1,523,031 278,562
Rockwell Automation  912,500 265,839
544,401
Ground Transportation 3.3%
CSX  12,575,543 466,175
Norfolk Southern  778,980 198,539
Union Pacific  1,361,969 334,949
999,663
Industrial Conglomerates 2.8%
General Electric  2,592,872 455,127
Honeywell International  879,390 180,495
Siemens (EUR)  1,112,478 212,415
848,037
Machinery 3.7%
Caterpillar  29,811 10,924
Cummins  1,128,617 332,547
Deere  260,700 107,080
Dover  653,071 115,718
IDEX  748,572 182,666
Westinghouse Air Brake Technologies  2,546,193 370,929
1,119,864
Trading Companies & Distributors 0.4%
Ferguson  590,861 129,062
129,062
Total Industrials & Business Services 4,188,954

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY 10.9%
Electronic Equipment, Instruments & Components 2.0%
Amphenol, Class A  1,499,758 172,997
Keysight Technologies (2) 1,157,380 180,991
TE Connectivity  1,779,844 258,505
612,493
Semiconductors & Semiconductor Equipment 7.2%
Analog Devices  1,046,324 206,952
Applied Materials  929,234 191,636
Intel  6,370,516 281,386
Lam Research  213,915 207,833
Micron Technology  3,094,081 364,761
NXP Semiconductors  687,602 170,367
QUALCOMM  1,854,617 313,987
Texas Instruments  2,472,347 430,708
2,167,630
Software 1.7%
Adobe (2) 463,490 233,877
Microsoft  349,633 147,097
Salesforce  427,295 128,693
509,667
Total Information Technology 3,289,790
MATERIALS 3.9%
Chemicals 1.6%
Linde  689,646 320,217
Mosaic  2,751,202 89,304
Nutrien  1,145,137 62,192
471,713
Construction Materials 0.3%
Martin Marietta Materials  161,706 99,278
99,278
Metals & Mining 2.0%
Franco-Nevada  908,900 108,305
Freeport-McMoRan  5,875,144 276,249
Southern Copper (1) 772,092 82,243
Wheaton Precious Metals (1) 2,661,740 125,448
592,245
Total Materials 1,163,236

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE 2.4%
Industrial Real Estate Investment Trusts 0.3%
Prologis, REIT  712,681 92,805
92,805
Residential Real Estate Investment Trusts 0.5%
Equity LifeStyle Properties, REIT  2,151,990 138,588
138,588
Specialized Real Estate Investment Trusts 1.6%
Public Storage, REIT  845,800 245,333
Weyerhaeuser, REIT  6,366,110 228,607
473,940
Total Real Estate 705,333
UTILITIES 3.9%
Electric Utilities 3.1%
Constellation Energy  2,469,013 456,397
NextEra Energy  4,705,696 300,741
Southern  412,558 29,597
Xcel Energy  2,841,100 152,709
939,444
Multi-Utilities 0.8%
Ameren  3,297,774 243,903
243,903
Total Utilities 1,183,347
Total Common Stocks (Cost $24,025,671) 30,096,917
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 5.39% (3)(4) 92,104,368 92,104
Total Short-Term Investments (Cost $92,104) 92,104

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 5.39% (3)(4) 99,275,674 99,276
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 99,276
Total Securities Lending Collateral (Cost $99,276) 99,276
Total Investments in Securities 100.1%
(Cost $24,217,051) $ 30,288,297
Other Assets Less Liabilities (0.1)% (24,605)
Net Assets 100.0% $ 30,263,692
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at March 31, 2024.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CHF Swiss Franc
EUR Euro
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ 1,329++
Totals $ —# $ — $ 1,329+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 563,465  ¤  ¤ $ 191,380
Total $ 191,380^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,329 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $191,380.

T. ROWE PRICE Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Value Fund, Inc. (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Value Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Value Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 29,745,322 $ 351,595 $ — $ 30,096,917
Short-Term Investments 92,104 — — 92,104
Securities Lending Collateral 99,276 — — 99,276
Total $ 29,936,702 $ 351,595 $ — $ 30,288,297

T. ROWE PRICE Value Fund

reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F107-054Q1 03/24